REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Management of TruPS Financials Note Securitization 2019-1 Ltd., Merrill Lynch, Pierce, Fenner & Smith Incorporated and EJF CDO Manager LLC:

We have performed the procedures enumerated below, which were agreed to by TruPS Financials Note Securitization 2019-1 Ltd. (the “Issuer”), Merrill Lynch, Pierce, Fenner & Smith Incorporated (the “Placement Agent”) and EJF CDO Manager LLC (the “Collateral Manager” and together with the Issuer and the Placement Agent the “Specified Parties”), in their evaluation of certain information with respect to attributes of the notes (“TruPS Notes”) related to TruPS Financials Note Securitization 2019-1 Ltd. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows. For the purposes of our procedures, we assumed the difference of less than $1.00, 0.01 (numbers and years) or 0.01%, as applicable, were in agreement.

On January 17, 2019, the Collateral Manager provided us with a computer readable data file (the “Initial Closing Date Collateral Data File”) containing certain characteristics of the underlying securities (the “Securities”) expected to be populated on Annex A of the Offering Memorandum. The Collateral Manager provided us with periodic updates received up to and including January 30, 2019 (together with the “Initial Closing Date Collateral Date File”, the “Closing Date Collateral Data File”). We performed the procedures indicated below on the Securities.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•	the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Closing Date Collateral Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, information obtainable from S&P

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Capital IQ, A.M. Best Rating Services website and certain credit information provided by the Collateral Manager “PBC” (collateral data file, broker position reports, security agreements and DTC screenshots).

Closing Date Collateral Data File Review Procedures:

The Collateral Manager provided us with the Closing Date Collateral Data File for purposes of the Closing Date Collateral Data File Review Procedures. The Securities are listed on Appendix A. For each of the Securities, we performed comparisons from the Closing Date Collateral Data File, for certain security characteristics, to information from the Source Documents.

The procedures we performed on the Securities are listed below.

Number	Characteristic	Source Document (listed in order of application)
1	Operating Company	S&P Capital IQ, S&P Global Market Intelligence
2	Holding Company	S&P Capital IQ, S&P Global Market Intelligence
3	Type of Company	S&P Capital IQ, S&P Global Market Intelligence
4	Type of Collateral Obligation	Security agreements, S&P Global Market Intelligence, S&P Capital IQ
5	Principal Balance ($)	Broker position reports
6	Reference Rate	Security agreements, S&P Capital IQ
7	Spread	Security agreements, S&P Capital IQ
8	Maturity	Security agreements, S&P Capital IQ
9	A.M. Best's Financial Strength Rating of the Operating Company	A.M. Best website

We compared Characteristics 1 through 9 (as set forth in the Closing Date Collateral Data File) to the corresponding information set forth in the provided Source Documents. With respect to Characteristic 5, we summed the principal balance amount(s) for each of the Securities as set forth in the related Source Document and compared such total amount to be greater than or equal to the Principal Balance ($) as set forth in the Closing Date Collateral File. We noted eleven unresolved discrepancies, which are shown on Appendix B, between the Closing Date Collateral Data File and the Source Documents.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review, the objective of which would be the expression of opinion or conclusion, respectively, on certain information with respect to the attributes of the TruPS Notes related to TruPS Financials Note Securitization 2019-1 Ltd. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
•	Addressing the value of collateral securing any such assets being securitized
•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations

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•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
•	Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions
•	Forming any conclusion
•	Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Grant Thornton LLP

Newport Beach, California

January 31, 2019

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Appendix A

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Security Number	CUSIP	Operating Company
1	593995RW5	Access National Bank
2	02323PAA8	Amboy Bank
3	02399A2A9	American Bank of Commerce
4	07399ARD5	Beal Bank USA
5	29255RAA9	Cadence Bank, N.A.
6	157995RG8	Century Bank
7	831996SF1	Chambers Bank
8	318995RG4	Chemical Bank
9	151996AK1	ConnectOne Bank
10	264992DC9	DMB Community Bank
11	30599AAX9	Falcon International Bank
12	835994RF3	First American Bank
13	318996TG0	First Bank
14	U319719G8	First Commonwealth Bank, Inc.
15	94978SAA7	Wells Fargo Bank, National Association
16	172992CC1	Citywide Banks
17	8AMCSEL72	Heritage Bank of Nevada
18	45999AAX3	International Bank of Commerce
19	472991AB4	Relyance Bank, National Association
20	513995RF9	Landmark National Bank
21	383995FV4	Midland States Bank
22	8551159Z6	Star Bank
23	05399AAA3	NBT Bank, National Association
24	U29126AA4	Emigrant Bank
25	891716AA0	Old National Bank
26	831996SF1	Popular Bank, Ltd. Inc.
27	7397219Z3	Farmers and Merchants State Bank of Bushnell
28	82899ADZ9	Silvergate Bank
29	90421LAA3	Umpqua Bank
30	904995RG9	United Bank
31	80499AAH0	Valley National Bank
32	97650XAA4	Lake Forest Bank & Trust Company
33	02567XAA6	American Equity Investment Life Insurance Company
34	63624Z9X6	Main Street America Group, Inc.
35	6936749Z8	Argo Re, Ltd.
36	0482099Y8	Atlantic American Corporation
37	12008Z9Z4	Builders Insurance Group Inc.
38	1986759Z5	Columbia Insurance Group Inc.
39	904994BA7	Donegal Mutual Insurance Company
40	05945K9Z7	Ohio Indemnity Co.
41	74692Z9Y8	Star Insurance Company
42	636929AA9	National Lloyds Corporation
43	1216999Y0	Burlington Insurance Group, Inc.
44	1216999Z7	Burlington Insurance Group, Inc.
45	5146249Y3	Lancer Insurance Company

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46	514925AA4	Lancer Insurance Company
47	53079QAD9	Liberty Mutual Insurance Company
48	31772CAA2	Coverys Inc.
49	59834PAA0	Unum Life Insurance Company of America
50	2938709Z6	Mutual of Enumclaw Insurance Company
51	9AMBDCQS2	R.V.I. America Insurance Company, Inc.
52	7665659Z0	AmTrust Financial Services, Inc.

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Appendix B

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Security Number	CUSIP	Operating Company	Characteristic	Closing Date Collateral Data File	Results of Procedures
15	94978SAA7	Wells Fargo Bank, National Association	Principal Balance	7,000,000.00	Source Document was not available to compare the Principal Balance. The Collateral Manager provided an email dated 1/25/19 containing a Bloomberg trade confirmation email stating that the Principal Balance is $7,000,000.
15	94978SAA7	Wells Fargo Bank, National Association	Spread	5.95%	Source Document was not available to compare the Spread. The Collateral Manager provided an email dated 1/25/19 containing a Bloomberg trade confirmation email stating that the Spread is 5.95%.
15	94978SAA7	Wells Fargo Bank, National Association	Applicable Reference Rate	FIXED	Source Document was not available to compare the Applicable Reference Rate. The Collateral Manager provided an email dated 1/25/19 containing a Bloomberg trade confirmation email stating that the Applicable Reference Rate is fixed.
15	94978SAA7	Wells Fargo Bank, National Association	Maturity	12/15/2036	Source Document was not available to compare the Maturity. The Collateral Manager provided an email dated 1/25/19 containing a Bloomberg trade confirmation email stating that the Maturity is 12/15/2036.
23	05399AAA3	NBT Bank, National Association	Spread	2.85%	Source Document was not available to compare the Spread. The Collateral Manager provided an email dated 1/29/19 containing Trustee confirmation stating that the Spread is 2.85%.
23	05399AAA3	NBT Bank, National Association	Applicable Reference Rate	3M LIBOR	Source Document was not available to compare the Applicable Reference Rate. The Collateral Manager provided an email dated 1/29/19 containing Trustee confirmation stating that the Applicable Reference Rate is 3M LIBOR.
23	05399AAA3	NBT Bank, National Association	Maturity	1/23/2034	Source document was not available to compare the Maturity. The Collateral Manager provided an email dated 1/29/19 containing Trustee confirmation stating that the Maturity is 1/23/2034.
29	90421LAA3	Umpqua Bank	Spread	1.35%	Source Document was not available to compare the Spread. The Collateral Manager provided an email dated 1/24/19 containing Trustee confirmation stating that the Spread is 1.35%.

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29	90421LAA3	Umpqua Bank	Applicable Reference Rate	3M LIBOR	Source Document was not available to compare the Applicable Reference Rate. The Collateral Manager provided an email dated 1/24/19 containing Trustee confirmation stating that the Applicable Reference Rate is 3M LIBOR.
29	90421LAA3	Umpqua Bank	Maturity	9/15/2037	Source document was not available to compare the Maturity. The Collateral Manager provided an email dated 1/24/19 containing Trustee confirmation stating that the Maturity is 9/15/2037.
49	59834PAA0	Unum Life Insurance Company of America	Principal Balance	$9,000,000.00	Source Document was not available to compare the Principal Balance. The Collateral Manager provided an email dated 1/29/19 containing a Bloomberg trade confirmation email stating that the Principal Balance is $9,000,000.

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